Note 17 - Leases	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
Note
17
- Leases

The Company leases its office at
501
Knowles Avenue in Southampton, Pennsylvania as well as other office facilities and equipment. Due to the adoption of ASU
2016
-
02,
Leases (Topic
842
)
, the Company completed a comprehensive review and analysis of all its property contracts. As a result of this review, it was determined that the Company leases three
office locations under operating leases. Several assumptions and judgments were made when applying the requirements of Topic
842
to the Corporation’s existing lease commitments, including the allocation of consideration in the contracts between lease and nonlease components, determination of the lease term, and determination of the discount rate used in calculating the present value of the lease payments.

The Company has elected to account for the variable nonlease components, such as common area maintenance charges, utilities, real estate taxes, and insurance, separately from the lease component. Such variable nonlease components are reported in net occupancy expense on the Consolidated Statements of Income when paid. These variable nonlease components were excluded from the calculation of the present value of the remaining lease payments, therefore, they are not
included in the right-of-use assets and lease liabilities reported on the Consolidated Balance Sheets. The lease cost associated with the operating leases for the year ending
December
31,
2019
amounted to
$139,000.

Certain of the Company’s leases contain options to renew the lease after the initial term. Management considers the Corporation’s historical pattern of exercising renewal options on leases and the positive performance of the leased locations, when determining whether it is reasonably certain that the leases will be renewed. If management concludes that there is reasonable certainty about the renewal option, it is included in the calculation of the remaining term of each applicable lease. The discount rate utilized in calculating the present value of the remaining lease payments for each lease was the Federal Home Loan Bank of Pittsburgh advance rate corresponding to the remaining maturity of the lease as of
January 1, 2019.
The following table presents the weighted-average remaining lease term and discount rate for the leases outstanding at
December 31, 2019.

Operating
Weighted average remaining term (years)	12.5
Weighted average discount rate	3.06%

The following table presents the undiscounted cash flows due related to operating leases as of
December 31, 2019,
along with a reconciliation to the discounted amount recorded on the Consolidated Balance Sheets:

Undiscounted cash flows due (In thousands):	Operating
2020	$138
2021	140
2022	141
2023	139
2024	143
2025 and thereafter	934
Total undiscounted cash flows	1,635
Discount on cash flows	(330)
Total lease liabilities	$1,305

Under Topic
842,
the lessee can elect to
not
record on the Consolidated Balance Sheets a lease whose term is twelve
months or less and does
not
include a purchase option that the lessee is reasonably certain to exercise. As of
December 31, 2019,
the Corporation had
no
leases that had a term of
twelve
months or less.

Rental expense under operating leases totaled approximately
$187,000
in
2019
and
$165,000
in
2018.